Shareholder Report, Line Graph (Details) 194901_Aristotle Ultra Short Income Fund_Class I_TSR Annual {Class I} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 28, 2019	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 594,215	$ 561,805	$ 529,115	$ 517,244	$ 519,446	$ 490,941	$ 500,000	$ 622,701
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	518,003	493,902	485,656	510,054	532,149	528,396	500,000	$ 540,528
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Short Treasury Total Return Index
Accumulated Value	$ 576,051	$ 548,233	$ 521,277	$ 509,689	$ 510,331	$ 509,581	$ 500,000	$ 599,578